RISK MANAGEMENT POLICIES - Exposure to interest rate risk (Details) $ in Thousands, $ in Millions	Feb. 27, 2024 USD ($)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)
Interest rate risk
Total Financial Assets	$ 8,563	$ 1,861,901,319	$ 1,928,871,913
Total Financial Liabilities		1,625,907,188	1,787,021,082
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets		1,903,900,705	1,998,652,884
Total Financial Liabilities		1,421,389,988	1,684,109,761
Net Amount		482,510,717	314,543,123
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | Up to 30 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets		1,367,597,996	1,217,782,647
Total Financial Liabilities		1,123,780,666	916,770,479
Net Amount		243,817,330	301,012,168
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | From 30 to 90 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets		201,843,376	157,102,640
Total Financial Liabilities		182,804,117	143,998,663
Net Amount		19,039,259	13,103,977
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | From 90 to 180 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets		75,283,526	113,969,851
Total Financial Liabilities		99,006,907	106,865,350
Net Amount		(23,723,381)	7,104,501
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | From 180 to 385 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets		25,674,272	43,914,002
Total Financial Liabilities		14,104,522	1,113,500
Net Amount		11,569,750	42,800,502
Banco Supervielle S A and Cordial Compania Financiera S A [Member] | More than 365 [member] | Interest rate risk [member]
Interest rate risk
Total Financial Assets		233,501,535	465,883,744
Total Financial Liabilities		1,693,776	515,361,769
Net Amount		$ 231,807,759	$ (49,478,025)